Annual Total Returns[BarChart] - Federated Hermes Strategic Value Dividend Fund - IS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	14.96%	6.92%	21.93%	11.54%	3.87%	10.39%	15.14%	(8.21%)	19.60%	(7.87%)